INVESTMENT IN SILVERBACK - Disclosure of detailed information about transactions recognised separately from acquisition of assets and assumption of liabilities in business combination (Details) - USD ($)
	7 Months Ended	12 Months Ended
	Dec. 31, 2020	May 31, 2020
Disclosure of associates [line items]
Opening balance	$ 1,516,672	$ 1,680,288
Income in Silverback for the period	152,179	75,069
Ending balance	1,668,851	1,516,672
Silverback Ltd. ("Silverback") [Member]
Disclosure of associates [line items]
Opening balance	1,516,672	1,680,288
Income in Silverback for the period	152,179	75,069
Distribution	0	(238,685)
Ending balance	$ 1,668,851	$ 1,516,672